Loans - Troubled Debt Restructurings Segregated by Class (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Loan	Dec. 31, 2014 USD ($) Loan
Financing Receivable, Modifications [Line Items]
Number of Loans | Loan	3	4
Post-Modification Outstanding Recorded Investment	$ 3,858	$ 4,741
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Loan	3	4
Pre-Modification Outstanding Recorded Investment	$ 4,871	$ 6,850
Post-Modification Outstanding Recorded Investment	$ 3,858	$ 4,741
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Loan	3	4
Pre-Modification Outstanding Recorded Investment	$ 4,871	$ 6,850
Post-Modification Outstanding Recorded Investment	$ 3,858	$ 4,741